Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ 663,040	¥ 618,730
Other revenues	740,593	741,226
Segment revenues /Total revenues	1,403,633	1,359,956
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	131,053	123,011
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	59,821	50,789
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	131,354	115,392
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	43,672	43,249
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	40,678	38,332
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	87,465	80,188
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	50,419	49,484
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	73,090	66,382
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	45,488	51,903
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers	656,254	612,263
Other revenues	739,593	740,371
Segment revenues /Total revenues	1,395,847	1,352,634
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	128,326	120,148
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	59,821	50,789
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	131,470	115,511
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	43,672	43,247
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	40,003	37,754
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	88,146	81,084
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	51,132	50,148
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	73,986	66,359
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	39,698	47,223
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	56,595	54,556
Other revenues	172,209	165,687
Segment revenues /Total revenues	228,804	220,243
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,812	2,135
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	170	145
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	32,327	31,951
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,747	1,598
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	20,539	18,727
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	208,515	191,517
Other revenues	51,664	27,776
Segment revenues /Total revenues	260,179	219,293
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,972	1,730
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	59,821	50,784
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,549	4,858
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	40,003	37,754
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	23	25
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	51,132	50,148
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	51,013	45,377
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,002	841
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	153,857	152,277
Other revenues	27,169	20,999
Segment revenues /Total revenues	181,026	173,276
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	122,384	114,149
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	36	38
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22,973	20,982
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,464	17,108
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers	88,300	81,220
Other revenues	662	752
Segment revenues /Total revenues	88,962	81,972
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,481	1,658
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	63	92
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	106	138
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	86,340	78,964
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	310	368
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(1)	1,416
Other revenues	235,173	287,170
Segment revenues /Total revenues	235,172	288,586
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(1)	1,416
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,567	3,111
Other revenues	28,883	39,817
Segment revenues /Total revenues	30,450	42,928
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	294
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,567	2,817
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	5,930	3,096
Other revenues	45,372	26,150
Segment revenues /Total revenues	51,302	29,246
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	196	97
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22	28
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	5,712	2,971
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,456	11,770
Other revenues	67,209	75,967
Segment revenues /Total revenues	75,665	87,737
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	235	226
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	5
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,845	8,697
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	459
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,376	2,383
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	120,866	101,332
Other revenues	5,811	2,942
Segment revenues /Total revenues	126,677	104,274
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	120,784	101,374
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	82	(42)
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	12,169	11,968
Other revenues	105,441	93,111
Segment revenues /Total revenues	117,610	105,079
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	246	153
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	37	23
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	11,239	11,158
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	647	634
Corporate And Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,786	6,467
Other revenues	1,000	855
Segment revenues /Total revenues	7,786	7,322
Corporate And Intersegment Eliminations | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,727	2,863
Corporate And Intersegment Eliminations | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0
Corporate And Intersegment Eliminations | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(116)	(119)
Corporate And Intersegment Eliminations | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	2
Corporate And Intersegment Eliminations | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	675	578
Corporate And Intersegment Eliminations | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(681)	(896)
Corporate And Intersegment Eliminations | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(713)	(664)
Corporate And Intersegment Eliminations | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(896)	23
Corporate And Intersegment Eliminations | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ 5,790	¥ 4,680